CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Common stock	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total
Balance (in Shares) at Mar. 31, 2023	17,081,810
Balance at Mar. 31, 2023	$ 53,202	$ (2,821)	$ 7,973	$ 5,316	$ 25,979	$ 89,649
Balance (in Shares) at Mar. 31, 2023		(1,146,571)
Net income					7,709	7,709
Dividends ($0.2 per share)					(3,188)	(3,188)
Balance (in Shares) at Mar. 31, 2024	17,081,810
Balance at Mar. 31, 2024	$ 53,202	$ (2,821)	7,973	5,316	30,500	94,170
Balance (in Shares) at Mar. 31, 2024		(1,146,571)
Net income					11,138	11,138
Dividends ($0.2 per share)					(3,188)	(3,188)
Balance (in Shares) at Mar. 31, 2025	17,081,810
Balance at Mar. 31, 2025	$ 53,202	$ (2,821)	7,973	5,316	38,450	$ 102,120
Balance (in Shares) at Mar. 31, 2025		(1,146,571)				1,146,571
Net income					10,627	$ 10,627
Dividends ($0.2 per share)					(3,188)	(3,188)
Repurchase of treasury stock		$ (169)				(169)
Repurchase of treasury stock (in Shares)		(50,000)
Balance (in Shares) at Mar. 31, 2026	17,081,810
Balance at Mar. 31, 2026	$ 53,202	$ (2,990)	$ 7,973	$ 5,316	$ 45,889	$ 109,390
Balance (in Shares) at Mar. 31, 2026		(1,196,571)				1,196,571